Lease - Schedule of Operating Lease (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 1,262,111		$ 547,214
Operating lease liabilities – current	339,542		190,023
Operating lease liabilities – non-current	1,014,240		335,241
Total operating lease liabilities	1,353,782		$ 525,264
Lease cost
Amortization of right-of-use assets	129,397	$ 89,327
Interest of operating lease liabilities	17,983	14,383
Total Lease cost	$ 147,380	$ 103,710
Weighted average remaining lease term (years):	3 years 6 months 29 days
Weighted average discount rate:	3.85%